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                            THE ONE GROUP SERVICES COMPANY

                            111 Polaris Parkway, Suite B2
                              Columbus, Ohio 43271-0211

March 23, 1998

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: One Group Mutual Funds-Registered Trademark- (the "Trust") (File No. 2-95973 and 811-4236); on behalf of One Group-Registered Trademark- U.S. Treasury Securities Money Market Fund, One Group-Registered Trademark- Prime Money Market Fund, One Group-Registered Trademark- Municipal Money Market Fund, One Group-Registered Trademark- Ohio Municipal Money Market Fund,
            One Group-Registered Trademark- Michigan Municipal Money Market Fund, One Group-Registered Trademark- Government Money Market Fund, One Group-Registered Trademark- Treasury Only Money
            Market Fund, One Group-Registered Trademark- Cash Management
            Money Market Fund, One Group-Registered Trademark- Treasury
            Cash Management Money Market Fund, One Group-Registered
            Trademark- Treasury Prime Cash Management Money Market Fund,
            One Group-Registered Trademark- U.S. Government Cash Management Money Market Fund, One Group-Registered Trademark- Municipal
            Cash Management Money Market Fund, One Group-Registered
            Trademark- Diversified Mid Cap Fund, One Group-Registered Trademark- Small Cap Value Fund, One Group-Registered
            Trademark- Market Expansion Index Fund, One Group-Registered Trademark- Diversified International Fund, One Group-Registered Trademark- Equity Income Fund, One Group-Registered Trademark-
            Mid Cap Value Fund, One Group-Registered Trademark- Mid Cap
            Growth Fund, One Group-Registered Trademark- Equity Index Fund, One Group-Registered Trademark- Large Cap Value Fund, One Group-Registered Trademark- Large Cap Growth Fund, One Group-Registered Trademark- Balanced Fund, One Group-Registered Trademark- Diversified Equity Fund, One Group-Registered Trademark- Small Cap Growth Fund, One Group-Registered
            Trademark- International  Equity Index Fund, One
            Group-Registered Trademark- Income Bond Fund, One
            Group-Registered Trademark- Ultra Short-Term Bond Fund, One Group-Registered Trademark- Short-Term Bond Fund, One Group-Registered Trademark- Intermediate Bond Fund, One Group-Registered Trademark- Government Bond Fund, One Group-Registered Trademark- High Yield Bond Fund, One Group-Registered Trademark- Treasury & Agency Fund, One Group-Registered Trademark- Bond Fund, One Group-Registered Trademark- Municipal Income Fund, One Group-Registered
            Trademark- Intermediate Tax-Free Bond Fund, One
            Group-Registered Trademark- Tax-Free Bond Fund, One Group-Registered Trademark- Short-Term Municipal Bond Fund, One Group-Registered Trademark- Ohio Municipal Bond Fund, One Group-Registered Trademark- West Virginia Municipal Bond Fund,
            One Group-Registered Trademark- Kentucky Municipal Bond Fund,
            One Group-Registered Trademark- Arizona Municipal Bond Fund,
            One Group-Registered Trademark- Louisiana Municipal Bond Fund,
            One Group-Registered Trademark- Michigan Municipal Bond Fund,
            One Group-Registered Trademark- Investor Growth Fund, One Group-Registered Trademark- Investor Growth and Income Fund,
            One Group-Registered Trademark- Investor Conservative Growth Fund, and One Group-Registered Trademark- Investor Balanced Fund; Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A

Dear Sir or Madam:

                              RULE 497(j) CERTIFICATION

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 48 filed on March 12, 1999, pursuant to Rule 485(b). The text of Post-Effective Amendment no. 48 was filed electronically.

                              ONE GROUP MUTUAL FUNDS
                              Registrant

                              /s/ Mark S. Redman
                              -----------------------------
                              Mark S. Redman
                              President